UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3896

FPA U.S. Value Fund, Inc.
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

Copy to:

J. RICHARD ATWOOD, PRESIDENT		MARK D. PERLOW, ESQ.
FPA U.S. Value Fund, Inc.		DECHERT LLP
11601 WILSHIRE BLVD., STE 1200		ONE BUSH STREET STE. 1600
LOS ANGELES, CALIFORNIA 90025		SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

ITEM 1. Schedule of Investments.

FPA U.S. VALUE FUND, INC.
PORTFOLIO OF INVESTMENTS
September 30, 2018
(Unaudited)

	Shares	Fair Value
COMMON STOCKS
INTERNET MEDIA — 13.9%
Alphabet, Inc. (Class C)(a)	5,700	$6,802,779
Facebook, Inc. (Class A)(a)	23,924	3,934,541
		$10,737,320
AIRCRAFT & PARTS — 7.4%
Airbus SE (France)	24,250	$3,045,859
Boeing Co. (The)	2,500	929,750
United Technologies Corporation	12,350	1,726,654
		$5,702,263
COMMUNICATIONS EQUIPMENT — 7.0%
Apple, Inc.	17,000	$3,837,580
Cisco Systems, Inc.	31,800	1,547,070
		$5,384,650
DIVERSIFIED BANKS — 6.9%
Bank of America Corporation	40,000	$1,178,400
Citigroup, Inc.	32,750	2,349,485
JPMorgan Chase & Co.	16,000	1,805,440
		$5,333,325
MANAGED CARE — 4.9%
Anthem, Inc.	7,350	$2,014,267
UnitedHealth Group, Inc.	6,500	1,729,260
		$3,743,527
CONSUMER FINANCE — 4.8%
American Express Co.	3,900	$415,311
Mastercard, Inc. (Class A)	5,700	1,268,877
PayPal Holdings, Inc.(a)	4,700	412,848
Visa, Inc. (A Shares)	10,650	1,598,458
		$3,695,494
E-COMMERCE DISCRETIONARY — 4.1%
Amazon.com, Inc.(a)	1,570	$3,144,710

INFRASTRUCTURE SOFTWARE — 4.0%
Microsoft Corporation	27,000	$3,087,990

COMML & RES BLDG EQUIP & SYS — 3.6%
Honeywell International, Inc.	9,100	$1,514,240
Ingersoll-Rand plc	12,700	1,299,210
		$2,813,450
COURIER SERVICES — 3.6%
FedEx Corp.	7,700	$1,854,083
United Parcel Service, Inc. (Class B)	7,700	898,975
		$2,753,058
HOME PRODUCTS STORES — 3.2%
Home Depot, Inc. (The)	4,400	$911,460
Lowe’s Cos., Inc.	13,500	1,550,070
		$2,461,530

	Shares	Fair Value
COMMON STOCKS - Continued
DEFENSE PRIMES — 2.7%
General Dynamics Corp.	2,000	$409,440
Lockheed Martin Corp.	1,220	422,071
Northrop Grumman Corp.	1,950	618,871
Raytheon Co.	2,975	614,814
		$2,065,196
MEDICAL DEVICES — 2.5%
Abbott Laboratories	14,000	$1,027,040
Medtronic plc (Ireland)	8,950	880,411
		$1,907,451
CRUISE LINES — 2.4%
Carnival Corp.	6,350	$404,939
Norwegian Cruise Line Holdings, Ltd.(a)	8,100	465,183
Royal Caribbean Cruises Ltd.	7,250	942,065
		$1,812,187
RAIL FREIGHT — 2.1%
Union Pacific Corp.	9,800	$1,595,734

APPLICATION SOFTWARE — 1.7%
Activision Blizzard, Inc.	5,350	$445,066
Adobe Systems, Inc.(a)	1,700	458,915
Cerner Corp.(a)	6,475	417,055
		$1,321,036
HEALTH CARE SERVICES — 1.7%
IQVIA Holdings, Inc.(a)	3,725	$483,282
Laboratory Corp. of America Holdings(a)	4,750	824,980
		$1,308,262
ENTERTAINMENT FACILITIES — 1.6%
Madison Square Garden Co. (The) (Class A)(a)	4,025	$1,269,163

ENTERTAINMENT CONTENT — 1.5%
CBS Corporation (Class B)	8,200	$471,090
Twenty-First Century Fox, Inc. (Class A)	15,000	694,950
		$1,166,040
PRIVATE EQUITY — 1.2%
KKR & Co., Inc. (Class A)	35,000	$954,450

APPAREL, FOOTWEAR & ACC DESIGN — 1.0%
adidas AG (Germany)	1,675	$410,150
LVMH Moet Hennessy Louis Vuitton SE (France)	1,100	389,021
		$799,171

INSURANCE BROKERS — 1.0%
Aon plc (Britain)	2,700	$415,206
Willis Towers Watson plc (Britain)	2,625	369,968
		$785,174

	Shares	Fair Value
COMMON STOCKS - Continued
BASIC & DIVERSIFIED CHEMICALS — 1.0%
DowDuPont, Inc.	11,850	$762,074

HOMEBUILDERS — 1.0%
Lennar Corp. (Class A)	15,900	$742,371

ELECTRICAL COMPONENTS — 0.9%
TE Connectivity, Ltd. (Switzerland)	8,250	$725,423

P&C INSURANCE — 0.8%
Berkshire Hathaway, Inc. (Class A)(a)	2	$640,000

HEALTH CARE FACILITIES — 0.8%
HCA Holdings, Inc.	4,200	$584,304

LIFE SCIENCE EQUIPMENT — 0.7%
Thermo Fisher Scientific, Inc.	2,350	$573,588

AUTOMOTIVE RETAILERS — 0.7%
O’Reilly Automotive, Inc.(a)	1,650	$573,078

INFORMATION TECHNOLOGY SERVICES — 0.6%
Accenture plc (Class A) (Ireland)	2,900	$493,580

MASS MERCHANTS — 0.6%
Dollar General Corporation	4,200	$459,060

HOTELS, RESTAURANTS & LEISURE — 0.6%
Marriott International, Inc. (Class A)	3,300	$435,699

INSTITUTIONAL BROKERAGE — 0.5%
Morgan Stanley	8,150	$379,546

INVESTMENT MANAGEMENT — 0.5%
BlackRock, Inc.	800	$377,064

INTERNET BASED SERVICES — 0.5%
Booking Holdings, Inc.(a)	185	$367,040

OTHER COMMON STOCKS — 1.8% (a)(b)		$1,375,960

TOTAL COMMON STOCKS — 93.8% (Cost $56,103,461)		$72,329,968

CLOSED END FUND — 1.1%
Altaba, Inc.(a) (Cost $809,980)	12,000	$817,440

	Principal Amount	Fair Value
BONDS & DEBENTURES
U.S. TREASURY — 2.6%
U.S. Treasury Notes — 1.25% 11/15/2018	$2,000,000	$1,997,688

TOTAL BONDS & DEBENTURES — 2.6% (Cost $1,998,005)		$1,997,688

TOTAL INVESTMENT SECURITIES — 97.5% (Cost $58,911,446)		$75,145,096

SHORT-TERM INVESTMENTS — 1.7%
State Street Bank Repurchase Agreement — 0.42% 10/1/2018 (Dated 09/28/2018, repurchase price of $1,277,045, collateralized by $1,305,000 principal amount U.S. Treasury Notes - 2.25% 2027, fair value $1,305,377)	$1,277,000	$1,277,000
TOTAL SHORT-TERM INVESTMENTS — 1.7% (Cost $1,277,000)		$1,277,000

TOTAL INVESTMENTS — 99.2% (Cost $60,188,446)		$76,422,096
Other Assets and Liabilities, net — 0.8%		648,524
NET ASSETS — 100.0%		$77,070,620

(a)    Non-income producing security.

(b)    As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

Purchased Option Contracts:

Description	Exercise Price	Expiration Date	Counterparty	Number of Contracts	Notional Amount	Premium	Value
Calls
Boeing Co. (The)	$390	1/18/2019	JPM	6	$600	$11,961	$(7,110)
		10/19/2018
Others Calls	115-2200	-1/18/2019	JPM	305	30,500	233,614	(246,341)
Total Purchased Options						$245,575	$(253,451)

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of September 30, 2018:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Internet Media	$10,737,320	—	—	$10,737,320
Aircraft & Parts	5,702,263	—	—	5,702,263
Communications Equipment	5,384,650	—	—	5,384,650
Diversified Banks	5,333,325	—	—	5,333,325
Managed Care	3,743,527	—	—	3,743,527
Consumer Finance	3,695,494	—	—	3,695,494
E-Commerce Discretionary	3,144,710	—	—	3,144,710
Infrastructure Software	3,087,990	—	—	3,087,990
Comml & Res Bldg Equip & Sys	2,813,450	—	—	2,813,450
Courier Services	2,753,058	—	—	2,753,058
Home Products Stores	2,461,530	—	—	2,461,530
Defense Primes	2,065,196	—	—	2,065,196
Medical Devices	1,907,451	—	—	1,907,451
Cruise Lines	1,812,187	—	—	1,812,187
Rail Freight	1,595,734	—	—	1,595,734
Application Software	1,321,036	—	—	1,321,036
Health Care Services	1,308,262	—	—	1,308,262
Entertainment Facilities	1,269,163	—	—	1,269,163
Entertainment Content	1,166,040	—	—	1,166,040
Private Equity	954,450	—	—	954,450
Apparel, Footwear & Acc Design	799,171	—	—	799,171
Insurance Brokers	785,174	—	—	785,174
Basic & Diversified Chemicals	762,074	—	—	762,074
Homebuilders	742,371	—	—	742,371
Electrical Components	725,423	—	—	725,423
P&C Insurance	640,000	—	—	640,000
Health Care Facilities	584,304	—	—	584,304
Life Science Equipment	573,588	—	—	573,588
Automotive Retailers	573,078	—	—	573,078
Information Technology Services	493,580	—	—	493,580
Mass Merchants	459,060	—	—	459,060
Hotels, Restaurants & Leisure	435,699	—	—	435,699
Institutional Brokerage	379,546	—	—	379,546
Investment Management	377,064	—	—	377,064
Internet Based Services	367,040	—	—	367,040
Other Common Stocks	1,375,960	—	—	1,375,960
Closed End Fund
Internet Media	817,440	—	—	817,440
U.S. Treasury	—	$1,997,688	—	1,997,688
Short-Term Investment	—	1,277,000	—	1,277,000
	$73,147,408	$3,274,688	—	$76,422,096
Equity Options (equity risk)	$(253,451)	—	—	$(253,451)

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period. There were no transfers between Levels 1, 2, or 3 during the period ended September 30, 2018.

NOTE 2 — Federal Income Tax

The cost of investment securities held at September 30, 2018 (excluding short-term investments), was $59,313,115 for federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$16,440,226
Gross unrealized depreciation:	(384,027)
Net unrealized appreciation:	$16,056,199

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA U.S. VALUE FUND, INC.

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date: November 29, 2018

By:	/s/ E. Lake Setzler III
E. Lake Setzler III,
Treasurer (Principal Financial Officer)

Date: November 29, 2018